RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities	$ 865,446	$ 976,246
Nine Energy Service, Inc. [Member] | Coiled Tubing Equipment [Member]
Payments to acquire property, plant, and equipment	1,100	1,500	$ 800
Nine Energy Service, Inc. [Member] | Coiled Tubing Equipment, Products and Services [Member]
Liabilities	$ 0	$ 400